Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies [Abstract]
Schedule of future minimum contractual charter revenue
Twelve month periods ending	Amount*
June 30, 2015	$24,419
June 30, 2016	14,541
June 30, 2017	765
June 30, 2018	-
June 30, 2019	-
June 30, 2020 and thereafter	-
Total	$39,725

(*) These amounts do not include any assumed off-hire except for the scheduled dry-docking intermediate and special surveys of the vessels.

Schedule of future minimum contractual obligations
		Twelve month periods ending June 30,
	Total	2015	2016	2017	2018	2019	2020 and thereafter

Shipbuilding contracts & agreed extra costs	$303,934	$ 81,747	$ 222,187	$ -	$ -	$ -	$-
Bareboat capital leases - upfront hire & handling fees	13,080	12,024	1,056	-	-	-	-
Bareboat commitments charter hire (1)	124,739	-	6,588	9,266	9,249	9,232	90,404
Total	$441,753	$93,771	$229,831	$9,266	$9,249	$9,232	$90,404

(1) The bareboat charter hire is comprised of fixed and variable portion, the variable portion is calculated based on the 6-month Libor rate of 0.327%, as of June 30, 2014 (please refer to Note 6).